UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/12

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2012

(Unaudited)

SHARES		VALUE

	CONVERTIBLE SECURITIES AND WARRANTS – 6.1% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) – 6.0%
	Biotechnologies/Biopharmaceuticals – 1.5%
2,380,953	Agilix Corporation Series B (c)	$0
7,399,474	Celladon Corporation Series A-1	3,322,364
3,696,765	EBI Life Sciences, Inc. Series A (c)	16,266
3,696,765	Euthymics Biosciences, Inc. Series A (c)	3,392,521
358,852	MacroGenics, Inc. Series D	234,008
3,696,765	Neurovance, Inc. Series A (c)	287,608
		7,252,767
	Healthcare Services – 1.3%
5,384,615	PHT Corporation Series D (c)	5,007,691
1,204,495	PHT Corporation Series E (c)	1,120,180
149,183	PHT Corporation Series F (c)	138,740
		6,266,611
	Medical Devices and Diagnostics – 3.2%
3,424,756	CardioKinetix, Inc. Series C (c)	890,437
6,155,027	CardioKinetix, Inc. Series D (c)	677,053
12,177,507	CardioKinetix, Inc. Series E (c)	1,217,751
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (c) (d)	0
3,109,861	Dynex Technologies, Inc. Series A (c)	559,775
142,210	Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
3,669,024	Labcyte, Inc. Series C	1,920,000
3,109,861	Magellan Diagnostics, Inc. Series A	1,834,818
142,210	Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,211,809
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
65,217	TherOx, Inc. Series H	74,608
149,469	TherOx, Inc. Series I	170,992
4,720,000	Tibion Corporation Series B	2,360,000
3,750,143	Veniti, Inc. Series A (c)	3,244,999
		15,165,053

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE

	Convertible Notes – 0.1%(a)
	Medical Devices and Diagnostics – 0.1%
$737,500	Palyon Medical Corporation Cvt. Promissory Note, 8.00% due 4/26/13 (c)	$737,500
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $39,960,869)	29,421,931

SHARES

	COMMON STOCKS AND WARRANTS – 86.2%
	Biotechnologies/Biopharmaceuticals – 45.3%
37,331	Acorda Therapeutics, Inc. (b)	879,518
231,115	Alexion Pharmaceuticals, Inc. (b)	22,949,720
312,351	Alkermes plc (b)	5,300,596
135,778	Allergan, Inc.	12,568,969
694,195	Amarin Corporation plc (b) (f)	10,038,060
6,808	Amgen, Inc.	497,256
5,910,745	Antisoma plc (b) (e)	161,774
222,125	ARIAD Pharmaceuticals, Inc. (b)	3,822,771
105,260	Baxter International, Inc.	5,594,569
122,214	Biogen Idec, Inc. (b)	17,645,257
368,210	Celgene Corporation (b)	23,624,354
258,630	Ceres, Inc. (Restricted) (a) (b)	2,106,541
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	1,688
117,921	Cubist Pharmaceuticals, Inc. (b)	4,470,385
290,824	Curis, Inc. (b)	1,570,450
271,379	Dendreon Corporation (b)	2,008,205
483,506	Elan Corporation plc (b) (f)	7,054,353
598,771	Gilead Sciences, Inc. (b)	30,704,977
216,815	Keryx Biopharmaceuticals, Inc. (b)	390,267
645,747	Nektar Therapeutics (b)	5,211,178
901,902	Neurocrine Biosciences, Inc. (b)	7,134,045
104,600	NPS Pharmaceuticals, Inc. (b)	900,606
763,600	Puma Biotechnology, Inc (b)	8,590,500
157,260	Regeneron Pharmaceuticals, Inc. (b)	17,962,237
431,250	Synta Pharmaceuticals Corporation (b)	2,358,938
138,505	United Therapeutics Corporation (b)	6,839,377
610,595	Verastem, Inc. (Restricted) (a) (b)	5,605,262
110,400	Vertex Pharmaceuticals, Inc. (b)	6,173,568
163,934	VIVUS, Inc. (b)	4,678,676
		216,844,097
	Drug Delivery – 2.5%
9,182,750	A.P. Pharma, Inc. (b) (c)	6,290,184
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b) (c)	1,876,800

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

	COMMON STOCKS AND WARRANTS – continued
	Drug Delivery – continued
1,023,650	IntelliPharmaCeutics International, Inc. (b) (c)	$3,296,153
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	239,304
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	303,732
		12,006,173
	Drug Discovery Technologies – 0.0%
70	Zyomyx, Inc. (Restricted) (a) (b)	18

	Generic Pharmaceuticals – 12.9%
752,236	Akorn, Inc. (b)	11,862,762
267,306	Impax Laboratories, Inc. (b)	5,418,292
501,580	Mylan, Inc. (b)	10,718,764
151,532	Perrigo Company	17,870,169
285,177	Teva Pharmaceutical Industries Ltd. (f)	11,247,381
63,135	Watson Pharmaceuticals, Inc. (b)	4,671,359
		61,788,727
	Healthcare Services – 5.5%
98,818	Aetna, Inc.	3,831,174
222,222	Aveta, Inc. (Restricted) (a) (g)	2,499,998
96,600	Covance, Inc. (b)	4,622,309
95,406	CVS Caremark Corporation	4,458,322
56,862	McKesson Corporation	5,330,813
94,213	UnitedHealth Group, Inc.	5,511,460
		26,254,076
	Medical Devices and Diagnostics – 9.7%
463,627	Accuray, Inc. (b)	3,171,209
351,726	Alere, Inc. (b)	6,837,553
170,368	Bruker Corporation (b)	2,267,598
160,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	77,027
93,544	Gen-Probe, Inc. (b)	7,689,317
471,139	Hologic, Inc. (b)	8,499,348
51,173	iCAD, Inc. (b)	23,540
171,804	iCAD, Inc. (Locked-up until 6/30/12) (Restricted) (a) (b)	75,078
38,181	iCAD, Inc. (Locked-up until 12/31/12) (Restricted) (a) (b)	15,807
38,597	IDEXX Laboratories, Inc. (b)	3,710,330
62,208	Illumina, Inc. (b)	2,512,581
98,000	Life Technologies Corporation (b)	4,409,020
830,292	Medwave, Inc. (b) (c)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
91,019	Palomar Medical Technologies, Inc. (b)	773,661
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
121,215	Thermo Fisher Scientific, Inc.	6,292,271
		46,354,572

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE

	COMMON STOCKS AND WARRANTS – continued
	Pharmaceuticals – 10.3%
132,887	Endo Pharmaceuticals Holdings, Inc. (b)	$4,116,839
247,365	Ironwood Pharmaceuticals, Inc. (b)	3,408,690
64,745	Jazz Pharmaceuticals, Inc. (b)	2,914,172
114,358	Medivation, Inc. (b)	10,452,321
318,630	Merck & Company, Inc.	13,302,803
56,068	Sanofi, CVR (expiration 12/31/20) (b) (h)	79,056
89,340	Shire plc (f)	7,718,083
401,482	Warner Chilcott plc (b)	7,194,557
		49,186,521
	TOTAL COMMON STOCKS AND WARRANTS (Cost $332,317,505)	412,434,184

	EXCHANGE TRADED FUND – 1.3%
47,741	iShares Nasdaq Biotechnology Index Fund	6,204,182
	TOTAL EXCHANGE TRADED FUND (Cost $4,187,923)	6,204,182

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT – 4.6%
$22,287,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $22,287,019, 0.01%, dated 06/29/12, due 07/02/12 (collateralized by U.S. Treasury Note 1.75%, due 05/31/16, market value $22,734,017)	22,287,000
	TOTAL SHORT-TERM INVESTMENT (Cost $22,287,000)	22,287,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.2% (Cost $398,753,297)	470,347,297

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) – 1.8%
	Biotechnologies/Biopharmaceuticals – 1.0%
1	Targegen Milestone Interest	5,024,301

	Medical Devices and Diagnostics – 0.8%
1	Interlace Medical Milestone Interest	3,087,040
1	Xoft Milestone Interest	890,680
		3,977,720
	TOTAL MILESTONE INTERESTS (Cost $6,116,063)	9,002,021

	TOTAL INVESTMENTS - 100.0% (Cost $404,869,360)	479,349,318
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(218,900)
	NET ASSETS - 100%	$479,130,418

The accompanying notes are an integral part of this schedule of investments.

(a)                                  Security fair valued.

(b)                                 Non-income producing security.

(c)                                  Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $31,508,503).

(d)                                 Number of warrants to be determined at a future date.

(e)                                  Foreign Security.

(f)                                    American Depository Receipt

(g)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)                                 Contingent Value Rights

The accompanying notes are an integral part of this schedule of investments.

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June, 30, 2012

(continued)

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 to value the Fund’s net assets. For the period ended June 30, 2012, there were no transfers between Levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$7,252,767	$7,252,767
Healthcare Services			6,266,611	6,266,611
Medical Devices and Diagnostics			15,902,553	15,902,553
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$209,130,606		7,713,491	216,844,097
Drug Delivery	9,586,337		2,419,836	12,006,173
Drug Discovery Technologies	—		18	18
Generic Pharmaceuticals	61,788,727		—	61,788,727
Healthcare Services	23,754,078		2,499,998	26,254,076
Medical Devices and Diagnostics	46,186,428		168,144	46,354,572
Pharmaceuticals	49,186,521		—	49,186,521
Exchanged Traded Fund	6,204,182		—	6,204,182
Short-Term Investment	—	$22,287,000	—	22,287,000
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	5,024,301	5,024,301
Medical Devices and Diagnostics	—	—	3,977,720	3,977,720
Other Assets	—	—	2,027,245	2,027,245
Total	$405,836,879	$22,287,000	$53,252,684	$481,376,563

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2011	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of June 30, 2012
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$3,065,658	$(22,392)	$4,544,170	$(334,669)	$—	$7,252,767
Drug Discovery Technologies	4,902,442	(1,179,884)	43	(3,722,601)	—	0
Healthcare Services	5,255,869	1,010,742	—	—	—	6,266,611
Medical Devices and Diagnostics	25,318,191	(846,478)	1,830,467	(10,399,627)	—	15,902,553
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	—	(1,181,740)	8,914,434	(19,203)	—	7,713,491
Drug Delivery	1,477,002	942,503	331	—	—	2,419,836
Drug Discovery Technologies	18	—	—	—	—	18
Healthcare Services	1,999,998	500,000	—	—	—	2,499,998
Medical Devices and Diagnostics	201,816	34,803	—	(68,475)	—	168,144
Milestone Interests
Biotechnologies/Biopharmaceuticals	6,659,002	36,088	—	(1,670,789)	—	5,024,301
Medical Devices and Diagnostics	4,927,637	1,834,486	892	(2,785,295)	—	3,977,720
Other Assets	1,076,814	—	1,640,249	(689,818)	—	2,027,245
Total	$54,884,447	$1,128,128	$16,930,586	$(19,690,477)	$—	$53,252,684

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2012						$2,302,293

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of level three assets.

	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$12,801,237	Public market price based	Estimate of time to liquidity	3-9 months
			Discount for lack of marketability	5%-10%
	14,626,520	Capital asset pricing model based	Revenue growth rate	17%-117%
			Price to sales multiple	1.7-8.0

	14,558,593	Independent valuation based	(1)	(1)
	11,266,334	Probability adjusted value based	Probability of events	10%-50%
			Timing of events	0.5-6 years

$53,252,684

(1)   Valuation prepared by an independent third party.  ASC 820-10-50-2(bbb) states that entities are not required to create “quantitative unobservable inputs [that] are not developed by the reporting entity.”

Investment Valuation

Shares of publicly traded investments listed on national securities exchanges or in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Trustees have established and approved fair valuation policies and procedures with respect to securities for which effective quoted prices may not be available. Shares of publicly traded investments for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value are valued in good faith by the Adviser using a fair valuation process described below. Restricted securities of companies that are publicly traded are valued typically based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using the fair valuation process described below. Non-traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are identified by the Adviser and used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, despite the Adviser’s good faith effort, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At June 30, 2012, the cost of securities for Federal income tax purposes was $404,869,360. The net unrealized gain on securities held by the Fund was $74,479,958, including gross unrealized gain of $114,861,095 and gross unrealized loss of $40,381,137.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2012 were as follows:

Issuer	Value on September 30, 2011	Purchases	Sales	Income	Value on June 30, 2012

Agilix Corporation	$3,952		$3,966	$—	$0
A.P. Pharma, Inc.	2,944,000		—	—	8,166,984
CardioKinetix, Inc.	2,785,241		—	—	2,785,241
Concentric Medical, Inc.	10,153,138		10,113,758	—	—
Dynex Technologies, Inc.	—	$287,844	—	—	559,775
EBI Life Sciences, Inc.	—	63,886	44,320	—	16,266
Euthymics Biosciences, Inc.	2,831,651	848,288	284,099	—	3,392,521
IntelliPharmaCeutics International, Inc.	4,008,342	283,938	—	—	3,839,189
Medwave, Inc.	2,491	—	—	—	—
Neurovance, Inc.	—	297,837	6,250	—	287,608
Palyon Medical Corporation	2,211,809	737,500	—	—	2,949,309
PHT Corporation	5,255,869	—	—	—	6,266,611
Veniti, Inc.	3,244,999	—	—	—	3,244,999
	$33,441,492	$2,519,293	$10,452,393	$—	$31,508,503

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 11% of the Fund’s net assets at June 30, 2012.

At June 30, 2012, the Fund had commitments of $967,147 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2012. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01		$2,347,727	$0.00		$0
A.P. Pharma, Inc.
Warrants (expiration 7/01/16)	6/30/11		1,236	0.41		1,876,800
Aveta, Inc.
Common	12/21/05		3,004,731	11.25		2,499,998
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		2,378,400	0.26		890,437
Series D Cvt. Pfd.	12/10/10		784,228	0.11		677,053
Series E Cvt. Pfd.	9/14/11		1,156,249	0.10		1,217,751
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 7/07/21)	7/07/11		69	0.00		0
Celladon Corporation
Series A-1 Cvt. Pfd.	1/27/12		3,334,159	0.45		3,322,364
Ceracor Laboratories, Inc.
Common	3/31/98		0	0.48		77,027
Ceres, Inc.
Common	2/24/12	††	3,719,242	8.15		2,106,541
Warrants (expiration 9/05/15)	9/05/07		28	0.62		1,688
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/2012	††	287,751	0.18		559,775
Warrants (expiration 4/01/19)	1/03/2012	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/2012	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	19,566	0.00	†	16,266
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,405,183	0.92		3,392,521
iCAD, Inc.
Common (Locked-up until 6/30/12)	1/05/11	††	259,486	0.44		75,078
Common (Locked-up until 12/31/12)	1/05/11	††	0	0.41		15,807
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11		165	0.52		239,304
Warrants (expiration 2/01/16)	1/31/11		165	0.66		303,732
Interlace Medical
Milestone Interest	1/14/11		1,080,376	3,087,040		3,087,040
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,924,893	0.52		1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08		1,318,295	0.65		234,008
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,762,968	0.59		1,834,818
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	291,587	0.08		287,608
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03		1,801,555	0.00	†	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07		961,365	0.00	†	1,263
Common	5/24/01, 7/02/07		2,409,096	0.00	†	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,967,404	0.16		2,211,809
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Cvt. Promissory Note	4/25/12		737,500	1.00		737,500
PHT Corporation
Series D Cvt. Pfd.	7/23/01		4,206,263	0.93		5,007,691
Series E Cvt. Pfd.	9/12/03 - 10/19/04		941,783	0.93		1,120,180
Series F Cvt. Pfd.	7/21/08		122,594	0.93		138,740
Songbird Hearing, Inc.
Common	12/14/00		3,004,861	0.67		139
Targegen
Milestone Interest	7/20/10		4,192,557	5,024,301		5,024,301
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07		3,002,748	1.14		74,608
Series I Cvt. Pfd.	7/08/05		579,958	1.14		170,992
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		2,366,726	0.50		2,360,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		3,260,896	0.87		3,244,999
Verastem, Inc
Common	1/27/12	††	5,175,943	9.18		5,605,262
Xoft
Milestone Interest	1/05/11		843,130	890,680		890,680
Zyomyx, Inc.
Common	2/19/99 - 1/12/04		3,902,233	0.25		18

			$67,554,119			$51,225,439

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned sccurity.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/28/2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/2012